CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (404,029)	$ (61,922)	¥ (352,092)	¥ (259,297)
Adjustments to reconcile net loss to net cash generated from operating activities:
Share-based compensation (note 22)	20,621	3,160	20,593	11,139
Loss in derecognition of underlying assets at sales-type lease commencement (note 10)			21,229	0
Depreciation of property, plant and equipment (note 9)	55,030	8,434	44,358	40,855
Amortization of intangible assets (note 12)	15,756	2,415	11,995	4,161
Amortization of land lease payments (note 10)	9,513	1,458	9,462	9,610
Lease expense to reduce operating lease ROU	23,030	3,530	16,698	0
(Income) loss from equity method investments	(6,021)	(923)	5,078	20,747
(Gain) loss on disposal of long-lived assets	(677)	(104)	1,299	(4,711)
Deferred tax expense	(13,347)	(2,046)	(22,458)	7,502
Allowance for doubtful accounts, net	6,058	928	24,544	10,605
Impairment of long-lived assets	8,500	1,303	76,089	5,433
Impairment of Inventories			890	1,702
Interest and consultation expenses	81,359	12,469	53,229	46,232
(Gain) loss on disposal of subsidiaries (note 4)	14,894	2,283	0	(3,341)
Gain from disposal of an equity method investment (note 14)	(7,837)	(1,201)	0	(48,019)
Gain from revaluation of previously held equity interests (note 14)			(31,898)	(28,846)
Changes in operating assets and liabilities net of effects of acquisition and disposals:
Accounts receivable	(6,167)	(945)	3,574	48,384
Prepayments and other current assets	(82,497)	(12,643)	11,047	(9,876)
Inventories	(14,446)	(2,214)	(1,827)	1,803
Other non-current assets	392	60	1,860	41,081
Accounts payable	11,119	1,704	2,840	530
Accrued expenses and other liabilities	15,171	2,326	(60,947)	51,879
Deferred revenue	84,543	12,957	953	13,269
Income tax payable	105	16	(3,010)	(45,719)
Accrued unrecognized tax benefit	(28,012)	(4,292)	(16,204)	46,286
Operating lease liabilities	(12,824)	(1,965)	(12,649)	0
Net cash used in operating activities	(229,766)	(35,212)	(195,347)	(38,591)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments				(252,250)
Redemption of short-term investments			50,000	202,250
Purchase of land use right	(7,170)	(1,099)		0
Investment in equity method investees	(163,844)	(25,110)		(15,000)
Prepayments for long-term investments	(28,490)	(4,366)		0
Settlement of investment in CMCC			(105,119)	0
Acquisitions of business, net of cash acquired	(8,336)	(1,278)	(420,559)	(528,740)
Acquisitions of property, plant and equipment	(168,023)	(25,751)	(232,691)	(165,596)
Acquisitions of intangible assets	(1,028)	(158)	(576)	(1,779)
Deposits for the purchases of property, plant and equipment	(336,681)	(51,599)	(468,234)	(598,800)
Refund from deposits for the purchases of property, plant and equipment			15,000	9,844
Proceeds from disposal of an equity method investment (note 14)	33,020	5,061	6,779	212,855
Proceeds from disposal of property, plant and equipment	271	42	69,335	112,955
Proceeds from disposal of intangible assets				2,563
Proceeds from principal portion of direct financing leases	24,842	3,807	14,558	9,717
Proceeds from disposal of a subsidiary	201,554	30,890		0
Cash distribution from equity method investments				11,626
Purchase of available-for-sale debt securities	(80,000)	(12,261)		0
Net cash used in investing activities	(533,885)	(81,822)	(1,071,507)	(1,000,355)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank borrowings	740,434	113,477	285,500	726,746
Proceeds from long-term bank and other borrowings	857,110	131,358	934,406	472,607
Borrowings from related parties (note 24)	26,560	4,070		174,314
Repayment of secured borrowings	0			(243,268)
Repayment of short-term bank and other borrowings	(1,029,176)	(157,728)	(442,817)	(864,251)
Repayment of long-term bank and other borrowings	(241,825)	(37,061)	(253,828)	(504,792)
Purchase of subsidiary shares from noncontrolling interests	(25,653)	(3,931)	(9,993)	(58,314)
Capital injection from a noncontrolling interests in a subsidiary	110,852	16,989		0
Proceeds from issuance of contingently redeemable noncontrolling interests of a subsidiary	700,000	107,280		1,500,000
Net cash generated from financing activities	1,138,302	174,454	513,268	1,203,042
Effect of foreign exchange rate changes on cash and cash equivalent and restricted cash	(2,563)	(394)	1,161	459
Net increase (decrease) in cash	372,088	57,026	(752,425)	164,555
Cash and cash equivalents and restricted cash at beginning of the year	74,307	11,388	826,732	662,177
Cash and cash equivalents and restricted cash at end of the year	446,395	68,414	74,307	826,732
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	334,264	51,229	74,307	404,742
Restricted cash, current portion	4,661	714		421,990
Restricted cash, noncurrent portion	107,470	16,471		0
Total cash and cash equivalents and restricted cash	446,395		74,307	826,732
Supplemental schedule of major cash flows information:
Income tax paid	(3,259)	(499)	(17,267)	(36,559)
Interest paid	(73,848)	(11,318)	(64,250)	(59,492)
Supplemental schedule of major non-cash activities:
Acquisition of investment through effective settlement in other receivables, advance to suppliers and other payables (note 4)	602	92	685,669	0
Acquisition of property, plant and equipment, construction in progress and other intangible assets through utilization of deposits	704,312	107,941	388,960	205,816
Acquisition of property, plant and equipment, construction in progress and other intangible assets through utilization included in accrued expense and other liabilities	¥ 50,736	$ 7,776	¥ 29,632	¥ 22,747